Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Interest income	$ 169,008	$ 138,080	$ 139,829
OPERATING EXPENSES
Interest expense	19,447	8,315	16,217
Income tax benefit	14,437	14,418	13,329
Net Income	63,351	62,895	56,152
Parent Company
OPERATING INCOME
Dividends from subsidiary	30,000	32,000	24,000
Interest income	199	55	99
Other income	54	33	42
Total Operating Income	30,253	32,088	24,141
OPERATING EXPENSES
Interest expense	4,311	3,625	2,893
Administrative and other expenses	892	787	733
Total Operating Expenses	5,203	4,412	3,626
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	25,050	27,676	20,515
Income tax benefit	(1,108)	(1,048)	(937)
Income Before Equity in Undistributed Net Income of Subsidiaries	26,158	28,724	21,452
Equity in undistributed net income of subsidiaries	37,193	34,171	34,700
Net Income	$ 63,351	$ 62,895	$ 56,152